Income Tax - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Income Tax [Abstract]
Unused tax losses with no expiration date	€ 592,434		€ 536,759		€ 483,570
Unused tax losses subject to expiration	€ 14,821	$ 17,415	€ 16,427	$ 17,066	€ 15,181	$ 16,775
Expiration period	20 years